Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 15,334		$ 2,516		$ 3,999
Restricted cash		181		1,062		1,325
Accounts receivables, net		12		585		317
Inventories		736		858		1,248
Prepaid expenses and other current assets		864		898		700
Total current assets		17,127		5,919		7,589
Property, plant and equipment, net		756		925		1,298
Right-of-use assets		1,012
Total assets		18,895		6,844		8,887
Current liabilities
Accounts payable		4,871		7,715		3,846
Accrued expenses		6,537		7,964		3,408
Convertible notes payable, net of debt discount				2,038		0
Lease liabilities, current portion		656
Warrant liability		20,410		33		560
Total current liabilities		32,474		17,750		7,814
Deferred revenue		2,890		3,405		0
Lease liabilities, long-term portion		356
Convertible notes payable, long-term		2,000
Other non-current liabilities				628		395
Total liabilities		37,720		21,783		8,209
Commitments and contingencies
Stockholders' Equity (Deficit)
Preferred stock, value		0		0		0
Common stock, value		0	[1]	0	[1],[2]	0	[2]
Additional paid-in capital		364,750		329,065		325,519
Accumulated deficit		(383,664)		(344,054)		(324,832)
Treasury stock, at cost; 0 and 1 share at December 31, 2018 and December 31, 2017, respectively*	[2]			0		(51)
Accumulated other comprehensive income		89		50		42
Total stockholders' equity (deficit)		(18,825)		(14,939)		678
Total liabilities and stockholders' equity (deficit)		$ 18,895		$ 6,844		$ 8,887

[1]	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018 and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.
[2]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017, a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018, and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.